UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND Financial Statements (Unaudited) For the Period from January 1, 2024 to June 30, 2024

Alternative Investment Partners Absolute Return Fund Financial Statements (Unaudited) For the Period from January 1, 2024 to June 30, 2024 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Schedule of Investments 5 Notes to Financial Statements 10 Investment Advisory Agreement Approval 23 Proxy Voting Policies and Procedures and Proxy Voting Record 26 Quarterly Portfolio Schedule 26

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 1 Alternative Investment Partners Absolute Return Fund Statement of Assets and Liabilities (Unaudited) June 30, 2024 Assets Investment in investment funds, at fair value (cost $216,995,739) $ 349,077,145 Cash and cash equivalents 1,236,503 Receivable for investments sold 7,420,571 Due from Alternative Investment Partners Absolute Return Fund STS 967,157 Withholding tax credit 32,850 Other assets 50,922 Total assets 358,785,148 Liabilities Line of credit payable 54,271,267 Payable for share repurchases 14,111,088 Withholding tax payable 1,022,033 Management fees payable 749,480 Shareholder servicing fees payable 555,510 Interest payable 20,593 Transfer agent fees payable 4,060 Accrued expenses and other liabilities 370,940 Total liabilities 71,104,971 Net assets 287,680,177 $ Net assets consist of: Net capital 36,673,028 $ Total distributable earnings (loss) 251,007,149 Net assets 287,680,177 $ Net asset value per share: 118,181.720 shares issued and outstanding, no par value, 1,500,000 registered shares 2,434.22 $ Maximum offering price per share ($2,434.22 plus sales load of 3% of net asset value per share) 2,507.25 $

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 2 Alternative Investment Partners Absolute Return Fund Statement of Operations (Unaudited) For the Period from January 1, 2024 to June 30, 2024 Investment income Dividend 122,295 $ Expenses Interest expense 2,030,989 Management fees 1,503,394 Shareholder servicing fees 1,114,438 Professional fees 209,053 Accounting and administration fees 92,148 Registration fees 44,850 Custody fees 40,275 Transfer agent fees 23,222 Director fees 5,885 Other 11,409 Total expenses 5,075,663 Net investment income (loss) (4,953,368) Realized and unrealized gain (loss) from investments Net realized gain (loss) from investments in investment funds 5,867,696 Net realized gain (loss) from direct investments (110,484) Net realized gain (loss) from investments 5,757,212 Net change in unrealized appreciation/depreciation on investments in investment funds 18,364,751 Net change in unrealized appreciation/depreciation on investments 18,364,751 Net realized and unrealized gain (loss) from investments 24,121,963 Net increase (decrease) in net assets resulting from operations 19,168,595 $

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 3 Alternative Investment Partners Absolute Return Fund Statements of Changes in Net Assets (Unaudited) For the year ended December 31, 2023 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (9,665,910) $ Net realized gain (loss) from investments 12,626,975 Net change in unrealized appreciation/depreciation on investments 15,592,195 Net increase (decrease) in net assets resulting from operations 18,553,260 Shareholder transactions Subscriptions (representing 895.404 shares) 1,953,003 Repurchases (representing 10,375.442 shares) (22,934,116) Net increase (decrease) in net assets from shareholder transactions (20,981,113) Total increase (decrease) in net assets (2,427,853) Net assets, beginning of year (representing 137,252.745 shares) 294,171,780 Net assets, end of year (representing 127,772.707 shares) 291,743,927 $ For the period from January 1, 2024 to June 30, 2024 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (4,953,368) $ Net realized gain (loss) from investments 5,757,212 Net change in unrealized appreciation/depreciation on investments 18,364,751 Net increase (decrease) in net assets resulting from operations 19,168,595 Shareholder transactions Subscriptions (representing 197.576 shares) 467,968 Repurchases (representing 9,788.563 shares) (23,700,313) Net increase (decrease) in net assets from shareholder transactions (23,232,345) Total increase (decrease) in net assets (4,063,750) Net assets, beginning of period (representing 127,772.707 shares) 291,743,927 Net assets, end of period (representing 118,181.720 shares) 287,680,177 $

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 4 Alternative Investment Partners Absolute Return Fund Statement of Cash Flows (Unaudited) For the Period from January 1, 2024 to June 30, 2024 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations 19,168,595 $ Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net realized (gain) loss from investments in investment funds (5,867,696) Net realized (gain) loss from direct investments 110,484 Net change in unrealized (appreciation) depreciation on investments in investment funds (18,364,751) Purchase of investments in investment funds (31,219,632) Purchase of investments in direct investments (2,288,708) Proceeds from sale of investments in investment funds 35,163,010 Proceeds from sale of investments in direct investments 2,178,224 (Increase) decrease in receivable for investments sold 16,451,025 (Increase) decrease in due from Alternative Investment Partners Absolute Return Fund STS (325,261) (Increase) decrease in other assets (20,614) Increase (decrease) in withholding tax payable 356,208 Increase (decrease) in management fees payable 10,913 Increase (decrease) in shareholder servicing fees payable 7,748 Increase (decrease) in interest payable 20,593 Increase (decrease) in transfer agent fees payable 157 Increase (decrease) in accrued expenses and other liabilities 14,960 Net cash provided by (used in) operating activities 15,395,255 Cash flows from financing activities Proceeds from advances on line of credit 10,500,000 Repayments of advances on line of credit (11,750,000) Subscriptions 467,968 Repurchases (23,700,313) Increase (decrease) in payable for share repurchases 9,219,818 Increase (decrease) in subscriptions received in advance (50,000) Net cash provided by (used in) financing activities (15,312,527) Net change in cash and cash equivalents 82,728 Cash and cash equivalents, at beginning of period 1,153,775 Cash and cash equivalents, at end of period 1,236,503 $ Supplemental disclosure of cash flow information: Cash paid during the period for interest 2,010,396 $

ALTERNATIVE INVESTMENT PARTNERS

Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited)
June 30, 2024

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds						
Commodity Trading Advisors - Managed Futures						
Florin Court Capital Fund LP	5/1/2023	$ 6,590,139	$ 6,315,594	2.19 %	7/31/2024	Monthly
Squarepoint Core US Feeder LP	7/1/2020	18,500,000	26,202,563	9.11	9/30/2024	Monthly
Total Commodity Trading Advisors - Managed Futures		25,090,139	32,518,157	11.30		
Distressed						
Cerberus Partners, LP	11/1/2009	1,218,263	5,598,047	1.95	(a)	(a)
Cerberus SPV, LLC	11/1/2009	752,584	4,673,777	1.62	(a)	(a)
Total Distressed		1,970,847	10,271,824	3.57		
Equity Long/Short - High Hedge						
Alyeska Fund LP	6/1/2022	14,250,000	19,233,805	6.68	9/30/2024	Monthly
Calibrate Fund Limited	5/1/2024	10,400,000	10,467,944	3.64	7/31/2024	Monthly
Holocene Advisors Fund LP	4/1/2017	11,573,757	24,283,075	8.44	9/30/2024	Quarterly
Magnetar Equity Opportunities Fund LLC	2/1/2011	590,002	6,611,994	2.30	7/31/2024	Monthly
North Reef Capital LP	11/1/2022	9,700,000	12,132,668	4.22	9/30/2024	Quarterly
Total Equity Long/Short - High Hedge		46,513,759	72,729,486	25.28		
Equity Long/Short - Opportunistic						
Axon Partners, LP	10/1/2007	4,310,455	1,299,024	0.45	(a)	(a)
Cooper Creek Partners LLC	4/1/2024	7,000,000	7,363,478	2.56	8/31/2024	Monthly
Viking Global Equities LP	7/1/2023	13,425,000	15,268,955	5.31	6/30/2025	Annually
Total Equity Long/Short - Opportunistic		24,735,455	23,931,457	8.32		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

5

ALTERNATIVE INVESTMENT PARTNERS Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2024

Description	First Acquisition Date		Cost		Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)								
Event Driven Credit								
FourSixThree Domestic Fund, LLC	8/1/2023	$	10,000,000	$	10,957,642	3.81 %	9/30/2024	Quarterly
Olympus Peak Onshore LP	8/1/2020		1,837,496		1,961,657	0.68	9/30/2024	Quarterly
Total Event Driven Credit			11,837,496		12,919,299	4.49		
Fixed Income Arbitrage								
Elan Feeder Fund Ltd.	12/1/2023		6,863,365		7,047,609	2.45	8/31/2024	Monthly
LMR Alpha Rates Trading Fund Ltd.	8/1/2022		7,909,870		9,390,146	3.26	9/30/2024	Quarterly
Total Fixed Income Arbitrage			14,773,235		16,437,755	5.71		
Macro								
Broad Reach (US) Fund LP	2/1/2020		7,512,486		13,510,626	4.70	9/30/2024	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006		4,740,266		23,391,155	8.13	9/30/2024	Quarterly
Total Macro			12,252,752		36,901,781	12.83		
Multi-Strategy								
Eisler Capital Multi Strategy Fund LP	2/1/2024		13,650,000		13,524,328	4.70	9/30/2024	Quarterly
Magnetar Capital Fund LP	1/1/2008		56,678		128,318	0.04	(a)	(a)
QVT SLV Onshore Ltd.[(c)]	3/1/2012		113,939		249,994	0.09	(a)	(a)
Total Multi-Strategy			13,820,617		13,902,640	4.83		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

6

ALTERNATIVE INVESTMENT PARTNERS
Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2024

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)						
Other Directional						
BCIM Credit Opportunities, LP [(b)]	10/1/2014	$ 238,401	$ 1,572,926	0.55 %	(a)	(a)
Burford Alternative Income Fund LP [(b)]	12/19/2018	141,846	3,030,450	1.05	(a)	(a)
Burford Alternative Income Fund II LP [(b)]	7/1/2022	1,771,730	2,248,801	0.78	(a)	(a)
Total Other Directional		2,151,977	6,852,177	2.38		
Private Placement						
QVT Roiv Hldgs Onshore Ltd.[(c)]	1/1/2016	262,677	2,411,692	0.84	(a)	(a)
Total Private Placement		262,677	2,411,692	0.84		
Statistical Arbitrage						
Aquatic Argo Fund LP	11/1/2023	8,500,000	7,901,338	2.75	9/30/2024	Quarterly
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	8,979,382	33,660,555	11.70	9/30/2024	Quarterly
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	22,624,567	7.86	9/30/2024	Monthly
Torus Feeder 2 LP	5/1/2022	14,675,100	23,320,021	8.11	9/30/2024	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	6,886,479	18,174,427	6.32	9/30/2024	Quarterly
Voloridge Fund, LP	11/1/2020	12,355,824	14,519,969	5.05	7/31/2024	Monthly
Total Statistical Arbitrage		63,586,785	120,200,877	41.79		
Total Investments in Investment Funds		216,995,739	349,077,145	121.34		
		$ 216,995,739	349,077,145	121.34		
Liabilities in excess of Other Assets			(61,396,968)	(21.34)		
Total Net Assets			$ 287,680,177	100.00 %		

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

7

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 8 Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2024 Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing. * Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2024 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees. ** Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. (a) A portion or all of the Fund's interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments. (b) The Investment Fund contains capital commitments. The general partner of the Investment Fund may call or distribute capital on a periodic basis. (c) Fair value was determined by using significant unobservable inputs. The following table summarizes the initial commitment and unfunded amounts of the Investment Funds as of June 30, 2024, aggregated by investment strategy: Investment Funds Other Directional BCIM Credit Opportunities, LP $ 14,400,000 $ 11,847,410 Burford Alternative Income Fund LP $ 9,900,000 $ 4,274,796 Burford Alternative Income Fund II LP $ 7,000,000 $ 5,228,270 Commitments Unfunded This represents a contingent liability, an amount the Investment Fund may call capital for in the future.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith. 9 Alternative Investment Partners Absolute Return Fund Schedule of Investments (Unaudited) (continued) June 30, 2024 Strategy Allocation Statistical Arbitrage 41.79 % Equity Long/Short - High Hedge 25.28 Macro 12.83 Commodity Trading Advisors - Managed Futures 11.30 Equity Long/Short - Opportunistic 8.32 Fixed Income Arbitrage 5.71 Multi-Strategy 4.83 Event Driven Credit 4.49 Distressed 3.57 Other Directional 2.38 Private Placement 0.84 Total Investments in Investment Funds 121.34 % Percent of Net Assets

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) June 30, 2024 10 1. Organization Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt, and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options, and futures. Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder”. The Special Shareholder shall make such contributions to the capital of the Fund from time to time and has appointed a partnership representative for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2024, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 59.76% of the Fund’s net assets. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 11 1. Organization (continued) Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA. Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA. The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2024, the Holdback Amount was $389,406, which included any Holdback Amount for repurchases as of June 30, 2024 and was included in payable for share repurchases in the Statement of Assets and Liabilities. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 12 2. Significant Accounting Policies (continued) Portfolio Valuation The net asset value of the Fund is determined as of the close of business on the last business day at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. As of June 30, 2024, all of the Fund’s portfolio was comprised of investments in Investment Funds. Pursuant to Rule 2a-5 of the Act, the Board had designated the Adviser as its valuation designee. The valuation designee had responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Some of the Investment Funds may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2024, $1,427,342 of the Fund’s capital was invested in side pockets maintained by the Investment Funds. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 13 2. Significant Accounting Policies (continued) Portfolio Valuation (continued) Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available. Direct Investments Common stock, preferred stock, and equity or debt securities (“Direct Investments”) listed or traded on a securities exchange are valued at the last known price on that exchange on or prior to the valuation date. When quoted prices are not available, fair value is determined based on other valuation approaches as determined by the Adviser in conjunction with the Valuation Committee. The changes in Direct Investments’ fair values are included in net change in unrealized appreciation/depreciation on direct investments in the Statement of Operations. Realized gain (loss) from direct investments is calculated using specific identification. Cash and Cash Equivalents Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money market funds are valued at fair value using the net asset value as the price and are categorized as Level 1 securities as described in Note 4. As of June 30, 2024, cash equivalents consisted of investments in money market funds valued at $1,066,541. The Fund may maintain cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 14 2. Significant Accounting Policies (continued) Income Recognition and Expenses The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification. Income and Withholding Taxes No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes. The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 21% (37% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding. For the period from January 1, 2024 to June 30, 2024, the Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2024. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2023, remains subject to examination by certain relevant taxing authorities. 3. Financial Instruments with Off-Balance Sheet Risk In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 15 4. Fair Value of Financial Instruments The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical investments Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 16 4. Fair Value of Financial Instruments (continued) The following is a summary of the inputs used for investment tranches as of June 30, 2024 in valuing the Fund’s investments carried at fair value: Investments measured Investments in Investment Funds Level 1 Level 2 Level 3 at NAV* Total Commodity Trading Advisors - Managed Futures $ - - $ - $ 32,518,157 $ 32,518,157 $ Distressed - - - 10,271,824 10,271,824 Equity Long/Short - High Hedge - - - 72,729,486 72,729,486 Equity Long/Short - Opportunistic - - - 23,931,457 23,931,457 Event Driven Credit - - - 12,919,299 12,919,299 Fixed Income Arbitrage - - - 16,437,755 16,437,755 Macro - - - 36,901,781 36,901,781 Multi-Strategy - - 249,994 13,652,646 13,902,640 Other Directional - - - 6,852,177 6,852,177 Private Placement - - 2,411,692 - 2,411,692 Statistical Arbitrage - - - 120,200,877 120,200,877 Total Investments in Investment Funds - $ - $ 2,661,686 $ 346,415,459 $ 349,077,145 $ *All investments that are measured at fair value using the NAV (or its equivalent) as the practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this column are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Financial Condition. The following is a reconciliation of Level 3 investment tranches for the period ended June 30, 2024: Balance, Transfers Transfers Sales/ Net realized Net change in unrealized Balance, Investment Funds January 1, 2024 into Level 3 out of Level 3 Purchases Distributions gain (loss) appreciation/depreciation June 30, 2024 Multi-Strategy 265,556 $ - $ - $ - $ - $ - $ (15,562) $ 249,994 $ Private Placement 3,837,937 - - - (2,288,708) 1,917,761 (1,055,298) 2,411,692 Total Investment Funds 4,103,493 $ - $ - $ - $ (2,288,708) $ 1,917,761 $ (1,070,860) $ 2,661,686 $ The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of June 30, 2024. Fair Value at 06/30/2024 Valuation technique(s) Unobservable input Range (weighted average) Investment Funds Multi-Strategy 249,994 $ Market approach Discount for lack of marketability 6% Private Placement 2,411,692 Market approach Discount for lack of marketability 11% Total Investment Funds 2,661,686 $

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 17 5. Investments in Investment Funds The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2024, aggregated by investment strategy: Redemption Redemption Frequency Notice Period Investment Funds (if applicable) (if applicable) Commodity Trading Advisors - Managed Futures (a) $ 32,518,157 Monthly 30-65 days Distressed (b) 10,271,824 Not Applicable Not Applicable Equity Long/Short - High Hedge (c) 72,729,486 Monthly to Quarterly 5-90 days Equity Long/Short - Opportunistic (d) 23,931,457 Monthly to Annually 45 days Event Driven Credit (e) 12,919,299 Quarterly 90 days Fixed Income Arbitrage (f) 16,437,755 Monthly to Quarterly 45-90 days Macro (g) 36,901,781 Quarterly 75-90 days Multi-Strategy (h) 13,902,640 Quarterly 60 days Other Directional (i) 6,852,177 Not Applicable Not Applicable Private Placement (j) 2,411,692 Not Applicable Not Applicable Statistical Arbitrage (k) 120,200,877 Monthly to Quarterly 30-90 days Total Investment Funds $ 349,077,145 Fair Value (a) Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures. (b) Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price have been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 3.57% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (c) Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. (d) Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.45% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (e) Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, and recapitalizations. (f) The Investment Funds in this strategy seek to profit by exploiting pricing differences between related fixed income securities and their derivatives, neutralizing exposure to market risk by combining long and short positions. (g) Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 18 5. Investments in Investment Funds (continued) (h) Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds. Investment Fund tranches representing 0.13% of the Fund’s net currently assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (i) Investment Funds in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 2.38% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (j) The Investment Fund in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 0.84% of the Fund’s net assets currently have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. (k) Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean. As of June 30, 2024, 7.37% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2024. For the period from January 1, 2024 to June 30, 2024, aggregate purchases and proceeds from sales of investments in Investment Funds were $31,219,632 and $35,163,010 respectively. The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2024 to June 30, 2024 will be made once the Fund has received all 2024 Schedules K-1 from the Investment Funds. 6. Investment Receivables and Prepaid Investments As of June 30, 2024, $7,420,571 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date. Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective January 1, 2024, pursuant to each Investment Fund’s operating agreements. As of June 30, 2024, the Fund had no prepaid investments in Investment Funds.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 19 7. Management Fee, Related Party Transactions and Other The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds. In consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2024 to June 30, 2024, the Fund incurred management fees of $1,503,394, of which $749,480 was payable to the Investment Adviser at June 30, 2024. The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by a RIA, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of any such RIA or any of the Adviser and its affiliates may not be charged a sales load. The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2024 to June 30, 2024, the Fund incurred shareholder servicing fees of $1,114,438, of which $555,510 was payable to the Distributor at June 30, 2024. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund.

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 20 7. Management Fee, Related Party Transactions and Other (continued) The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund. The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2024, the Fund’s proportionate share of assets attributable to the DC Plan was $15,341, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities. UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf. 8. Borrowings Effective October 22, 2018, the Fund entered into a committed credit agreement with Bank of America, N.A. for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $85,000,000 commitment amount (“Commitment Amount”) or 30% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund will pay a minimum utilization fee when the borrowings are less than 60% of the Commitment Amount. The interest rate is the Daily Simple SOFR rate plus 1.40%. Under the terms of the Facility, borrowings are repayable no later than September 26, 2025, the termination date of the Facility. At June 30, 2024, there was $54,271,267 outstanding against the Facility. For the period ended June 30, 2024, the Fund incurred interest expense of $2,030,989 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings: # of Days Outstanding Average Daily Balance Annualized Weighted Average Rate 182 $58,612,043 6.97%

Alternative Investment Partners Absolute Return Fund Notes to Financial Statements (Unaudited) (continued) 21 9. Market Risk The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell investments and/or its ability to meet redemptions. 10. LIBOR Discontinuance or Unavailability Risk The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, “LIBOR”), Euro Interbank Offered Rate, Secured Overnight Financing Rate (“SOFR”) and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. London Interbank Offered Rate (“LIBOR”) was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

ALTERNATIVE INVESTMENT PARTNERS Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Notes to Financial Statements (Unaudited) (continued)

11. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. Financial Highlights

The following represents per Share data, ratios to average net assets, and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year.

	For the Period from January 1, 2024 to June 30, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
For a Share outstanding throughout the period:						
Net asset value, beginning of period	$ 2,283.30	$ 2,143.29	$ 2,022.78	$ 1,912.34	$ 1,737.31	$ 1,634.99
Net investment income (loss) (a)	(39.36)	(72.43)	(57.30)	(45.28)	(42.07)	(44.21)
Net realized and unrealized gain (loss) from investments	190.28	212.44	177.81	155.72	217.10	146.53
Net increase (decrease) resulting from operations	150.92	140.01	120.51	110.44	175.03	102.32
Net asset value, end of period	$ 2,434.22	$ 2,283.30	$ 2,143.29	$ 2,022.78	$ 1,912.34	$ 1,737.31
Total return (b)	6.61%	6.53%	5.96%	5.78%	10.07%	6.26%
Ratio of total expenses (c)	1.69%	3.37%	2.79%	2.33%	2.41%	2.70%
Ratio of net investment income (loss) (d)	(1.65%)	(3.29%)	(2.77%)	(2.32%)	(2.40%)	(2.61%)
Portfolio turnover	10%	19%	25%	11%	23%	33%
Senior security, end of period (000s)	$ 54,271	$ 55,521	$ 66,721	$ 68,896	$ 74,996	$ 77,246
Asset coverage per $1,000 of senior security principal amount (e)	$ 6,301	$ 6,255	$ 5,409	$ 5,268	$ 5,300	$ 5,512
Net assets, end of period (000s)	$ 287,680	$ 291,744	$ 294,172	$ 294,068	$ 322,500	$ 348,561

(a) *Calculated based on the average shares outstanding methodology.*
(b) *Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.*
(c) *Ratio does not reflect the Fund's proportionate share of the expenses of the Investment Funds.*
(d) *Ratio does not reflect the Fund's proportionate share of the income and expenses of the Investment Funds.*
(e) *Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.*

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

13. Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

22

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) 23 Nature, Extent and Quality of Services The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement. Performance, Fees and Expenses of the Fund The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its benchmark for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance and advisory fee were competitive; and (ii) the total expense ratio was acceptable.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 24 Economies of Scale The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time. Profitability of the Adviser and Affiliates The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement. Other Benefits of the Relationship The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement. Resources of the Adviser and Historical Relationship Between the Fund and the Adviser The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 25 Other Factors and Current Trends The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business. General Conclusion After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund Investment Advisory Agreement Approval (Unaudited) (continued) 26 Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent 6 months period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. and Morgan Stanley’s public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

27 Alternative Investment Partners Absolute Return Fund 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board and Trustee Frank L. Bowman Frances L. Cashman Kathleen A. Dennis Nancy C. Everett Eddie A. Grier Jakki L. Haussler Dr. Manuel H. Johnson Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 5, 2024

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 5, 2024

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 5, 2024